Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Consolidated Balance Sheets
Restricted cash and cash equivalents	$ 642.3	$ 861.2
Investments in associates, at fair value	7,553.2	6,772.9
Holding company cash and investments
Consolidated Balance Sheets
Assets pledged for derivative obligations	197.7	104.6	$ 111.0
Portfolio investments
Consolidated Balance Sheets
Restricted cash and cash equivalents	637.0	854.4	1,246.4
Bonds, at cost	36,511.9	29,534.4	13,836.3
Preferred stocks, at cost	898.3	808.3	576.6
Common stocks, at cost	6,577.2	5,162.6	4,717.2
Investments in associates, at fair value	7,553.2	6,772.9	5,671.9
Derivatives and other invested assets, at cost	952.0	869.8	888.2
Assets pledged for derivative obligations, at cost	137.7	52.4	119.6
Portfolio investments | Fairfax India
Consolidated Balance Sheets
Fairfax India cash, portfolio investments and associates, at fair value	$ 3,507.6	$ 3,079.6	$ 3,336.4